Debentures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Summary of detailed information about debentures issued	As of December 31, 2020, the total balance is comprised of the following issuances:

Issuance	Quantity Issued (units)	Annual rate	Issuance date	Maturity date	Unit value at issuance		Unit value at period-end	Book value

1st	400,000	108.0% CDI	9/28/2018	9/28/2020	R$	1,000.00	—	—
2nd	400,000	107.5% CDI	5/15/2019	5/15/2022	R$	1,000.00	R$1,002.57	335,250
Total	800,000							335,250

Summary of detailed information on debentures outstanding

	2020	2019

Principal	400,000	800,000
Interest	25,091	47,127
Payments	(25,124)	(11,897)
Repurchase (a)	(64,717)	—
Total	335,250	835,230
Current	204,731	435,230
Non-current	130,519	400,000

(a)	As of September 30, 2020 the Group repurchased 65,611 units of the second series of non-convertible debentures.